Shareholders' equity and dividends - Share buyback and treasury shares (Details) - Share buyback programme [member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share buy-back programme at 1 January	13,460,292	0
Purchase	56,290,671	13,460,292
Cancellation	(27,131,791)	0
Share buy-back programme at 31 December	42,619,172	13,460,292